UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

	Face	Market
	Amount	Value
Vanguard Wellesley Income Fund - Schedule of Investments	(000)	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)

Mortgage-Backed Securities (0.3%)
Federal National Mortgage Assn.*
(1)6.085%, 10/1/2008	7,075	$ 7,533
(1)6.15%, 4/1/2009	5,014	5,362
(1)6.195%, 10/1/2008	6,281	6,700
(1)6.32%, 6/1/2009	6,758	7,280
(1)6.59%, 11/1/2007	885	937
(1)6.977%, 6/1/2007	6,231	6,618

		34,430

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $35,302)		34,430

CORPORATE BONDS (54.0%)

Asset-Backed Securities (4.3%)
American Express Credit Account Master Trust
(1) (3) 2.513%, 10/15/2010	25,000	25,069
(1)4.35%, 12/15/2011	12,000	12,220
Bank One Issuance Trust
(1)2.94%, 6/16/2008	8,500	8,498
(1)3.59%, 5/17/2010	25,000	25,033
Capital Auto Receivables Asset Trust
(1)2.96%, 1/15/2008	27,160	26,964
(1)3.75%, 7/15/2009	20,000	20,006
Capital One Master Trust
(1)4.60%, 8/17/2009	7,225	7,383
Capital One Multi-Asset Execution Trust
(1) (3) 2.792%, 1/15/2009	13,000	13,054
Capital One Prime Auto Receivables Trust
(1)3.69%, 6/15/2010	15,740	15,757
Carmax Auto Owner Trust
(1)2.66%, 5/15/2008	8,180	8,111
Chase Credit Card Master Trust
(1) (3) 2.432%, 5/15/2009	16,280	16,290
Citibank Credit Card Issuance Trust
(1)2.90%, 5/17/2010	8,500	8,278
Connecticut RRB Special Purpose Trust CL&P–1
(1)6.21%, 12/30/2011	12,870	14,141
DaimlerChrysler Master Owner Trust
(1) (3) 2.428%, 1/15/2009	8,822	8,826
Fleet Credit Card Master Trust II
(1) (3) 2.553%, 8/15/2008	21,995	22,039
Ford Credit Auto Owner Trust
(1)3.54%, 11/15/2008	9,780	9,784
Ford Credit Floor Plan Master Owner Trust
(1) (3) 2.442%, 7/15/2009	13,025	13,033
GE Capital Credit Card Master Note Trust
(1) (3) 2.453%, 6/15/2010	10,115	10,122
GE Dealer Floor Plan Master Note Trust
(1) (3) 2.46%, 7/20/2008	10,000	9,973
Honda Auto Receivables Owner Trust
(1)2.40%, 2/21/2008	28,705	28,391
Household Affinity Credit Card Master Note Trust I
(1) (3) 2.463%, 8/15/2008	20,000	20,014
John Deere Owner Trust
(1)2.32%, 12/17/2007	17,625	17,398
MBNA Credit Card Master Note Trust
(1) (3) 2.532%, 5/17/2010	9,900	9,917
Nissan Auto Receivables Owner Trust
(1)2.70%, 12/17/2007	16,435	16,307
(1)2.61%, 7/15/2008	10,000	9,899
(1) (3) 2.442%, 3/15/2010	18,220	18,174
Onyx Acceptance Owner Trust
(1)2.66%, 5/17/2010	10,000	9,834
Providian Gateway Master Trust
(1)(2)(3) 2.593%, 7/15/2010	20,250	20,257
Whole Auto Loan Trust
(1)3.04%, 4/15/2009	40,000	40,004

		464,776

Finance (20.6%)
Banking (9.4%)
Associates Corp. of North America
6.25%, 11/1/2008	25,000	27,080
BB&T Corp.
6.50%, 8/1/2011	25,000	27,916
4.75%, 10/1/2012	16,000	16,129
5.25%, 11/1/2019	19,000	18,817
Bank One Corp.
2.625%, 6/30/2008	15,000	14,427
7.75%, 7/15/2025	25,000	30,781
Bank One NA (IL)
5.50%, 3/26/2007	5,000	5,235
Bank of America Corp.
4.75%, 10/15/2006	15,000	15,381
3.25%, 8/15/2008	14,750	14,491
3.375%, 2/17/2009	27,000	26,501
4.875%, 1/15/2013	43,100	43,876
5.375%, 6/15/2014	25,525	26,660
Bank of Montreal
7.80%, 4/1/2007	5,035	5,478
Bank of New York Co., Inc.
5.20%, 7/1/2007	35,000	36,428
Citicorp
6.65%, 12/15/2010	25,000	28,200
Citigroup Inc.
5.00%, 3/6/2007	22,000	22,815
6.625%, 6/15/2032	9,000	10,125
6.00%, 10/31/2033	15,000	15,508
5.85%, 12/11/2034	15,000	15,370
Deutsche Bank Financial LLC
5.375%, 3/2/2015	8,250	8,511
First Union Corp.
6.00%, 10/30/2008	15,000	16,143
HBOS PLC
(2)6.00%, 11/1/2033	19,000	19,891
HBOS Treasury Services PLC
(2)3.75%, 9/30/2008	11,400	11,359
(2)4.00%, 9/15/2009	10,000	9,972
HSBC Bank USA
4.625%, 4/1/2014	13,100	12,849
5.875%, 11/1/2034	21,000	21,228
Huntington National Bank
4.375%, 1/15/2010	16,000	16,085
J.P. Morgan Chase&Co
5.75%, 10/15/2008	20,000	21,269
6.25%, 1/15/2009	20,000	21,640
3.50%, 3/15/2009	12,000	11,804
5.75%, 1/2/2013	14,000	14,823
5.125%, 9/15/2014	9,665	9,761
Mellon Bank NA
7.00%, 3/15/2006	7,400	7,736
7.375%, 5/15/2007	4,720	5,129
Mellon Funding Corp.
5.00%, 12/1/2014	12,000	12,183
Mizuho Finance
(2)5.79%, 4/15/2014	22,120	23,195
National City Bank of Pennsylvania
7.25%, 10/21/2011	22,000	25,682
Northern Trust Co.
4.60%, 2/1/2013	10,000	9,957
PNC Bank NA
5.25%, 1/15/2017	16,000	16,235
Regions Financial Corp.
7.00%, 3/1/2011	25,000	28,438
Republic New York Corp.
5.875%, 10/15/2008	15,000	15,948
Royal Bank of Scotland Group PLC
6.40%, 4/1/2009	14,000	15,297
5.00%, 10/1/2014	18,975	19,172
SunTrust Banks, Inc.
5.05%, 7/1/2007	20,000	20,716
6.375%, 4/1/2011	15,000	16,683
US Bancorp
5.10%, 7/15/2007	17,000	17,659
US Bank NA
6.375%, 8/1/2011	25,000	27,890
4.95%, 10/30/2014	12,400	12,500
Wachovia Corp.
4.95%, 11/1/2006	15,000	15,413
4.875%, 2/15/2014	19,250	19,293
5.25%, 8/1/2014	5,860	6,022
4.80%, 11/1/2014	19,640	19,526
6.605%, 10/1/2025	15,000	16,919
Wells Fargo&Co
5.125%, 2/15/2007	5,020	5,204
3.50%, 4/4/2008	17,000	16,861
3.125%, 4/1/2009	12,400	12,030
7.55%, 6/21/2010	25,000	29,053
World Savings Bank, FSB
4.125%, 12/15/2009	16,000	16,007
Brokerage (3.4%)
Bear Stearns Co., Inc.
6.50%, 5/1/2006	18,000	18,761
3.25%, 3/25/2009	15,500	15,067
Credit Suisse First Boston USA, Inc.
6.50%, 1/15/2012	18,800	21,039
5.125%, 1/15/2014	23,825	24,309
4.875%, 1/15/2015	32,500	32,271
7.125%, 7/15/2032	13,300	15,860
Goldman Sachs Group, Inc.
3.875%, 1/15/2009	30,000	29,945
5.25%, 10/15/2013	29,400	29,990
6.125%, 2/15/2033	27,200	28,350
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009	8,970	8,838
4.80%, 3/13/2014	15,000	14,874
Merrill Lynch&Co., Inc.
4.125%, 1/15/2009	27,125	27,235
5.00%, 2/3/2014	15,000	15,137
Morgan Stanley Dean Witter
3.875%, 1/15/2009	36,000	35,841
5.30%, 3/1/2013	37,925	39,231
7.25%, 4/1/2032	13,500	16,403
Finance Companies (4.3%)
American Express Centurion Bank
4.375%, 7/30/2009	11,500	11,700
American Express Co.
5.50%, 9/12/2006	40,000	41,473
American General Finance Corp.
5.75%, 3/15/2007	20,000	20,875
4.50%, 11/15/2007	5,000	5,103
2.75%, 6/15/2008	15,100	14,520
4.00%, 3/15/2011	12,000	11,651
CIT Group, Inc.
7.375%, 4/2/2007	40,000	43,245
7.75%, 4/2/2012	10,100	11,948
General Electric Capital Corp.
5.00%, 6/15/2007	24,000	24,811
(3)2.581%, 6/22/2007	11,800	11,807
7.375%, 1/19/2010	10,000	11,447
8.125%, 5/15/2012	10,000	12,121
5.45%, 1/15/2013	25,550	26,986
6.75%, 3/15/2032	34,050	39,762
Household Finance Corp.
5.75%, 1/30/2007	23,000	24,013
4.625%, 1/15/2008	13,700	14,030
4.75%, 7/15/2013	12,225	12,103
(2)7.625%, 5/17/2032	15,800	19,866
SLM Corp.
2.75%, 12/1/2005	23,200	23,163
5.125%, 8/27/2012	10,000	10,145
USA Education, Inc.
5.625%, 4/10/2007	37,000	38,553
Wells Fargo Financial
5.50%, 8/1/2012	34,100	36,145
Insurance (3.5%)
ACE Ltd.
6.00%, 4/1/2007	30,000	31,321
Allstate Corp.
5.375%, 12/1/2006	5,000	5,179
7.50%, 6/15/2013	20,000	23,554
American International Group, Inc.
(3)2.875%, 5/15/2008	14,250	13,809
(3)4.25%, 5/15/2013	14,250	13,835
Chubb Corp.
6.00%, 11/15/2011	4,500	4,833
Cincinnati Financial Corp.
6.90%, 5/15/2028	21,750	24,082
Equitable Cos., Inc.
6.50%, 4/1/2008	10,000	10,754
Hartford Life, Inc.
7.375%, 3/1/2031	38,000	45,264
Liberty Mutual Insurance Co.
(2)8.50%, 5/15/2025	21,665	25,142
MBIA, Inc.
7.00%, 12/15/2025	19,500	22,245
MetLife, Inc.
5.25%, 12/1/2006	25,000	25,829
Metropolitan Life Insurance Co.
(2)7.80%, 11/1/2025	25,000	30,624
NAC Re Corp.
7.15%, 11/15/2005	5,350	5,521
Nationwide Life Global Funding
(2)5.35%, 2/15/2007	25,000	25,811
New York Life Insurance
(2)5.875%, 5/15/2033	27,500	28,143
Protective Life Secured Trust
3.70%, 11/24/2008	9,985	9,883
Prudential Financial, Inc.
5.10%, 9/20/2014	12,000	12,023
Travelers Property Casualty Corp.
5.00%, 3/15/2013	6,200	6,140
6.375%, 3/15/2033	6,680	6,792
XL Capital Ltd.
5.25%, 9/15/2014	16,000	15,909

		2,252,612

Industrial (23.7%)
Basic Industry (3.1%)
Alcan, Inc.
4.875%, 9/15/2012	10,500	10,634
4.50%, 5/15/2013	22,300	21,881
Alcoa, Inc.
6.50%, 6/1/2011	45,000	50,318
BHP Billington Finance BV
4.80%, 4/15/2013	33,500	33,899
Dow Chemical Co.
5.75%, 12/15/2008	50,000	53,135
E.I. du Pont de Nemours&Co
6.75%, 9/1/2007	25,000	27,072
3.375%, 11/15/2007	5,000	4,980
4.125%, 3/6/2013	27,200	26,464
International Paper Co.
7.625%, 1/15/2007	15,000	16,163
(3)5.85%, 10/30/2012	18,300	19,473
Monsanto Co.
7.375%, 8/15/2012	9,550	11,119
PPG Industries, Inc.
6.875%, 2/15/2012	10,200	11,597
Praxair, Inc.
6.375%, 4/1/2012	25,000	27,909
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	15,000	14,369
Weyerhaeuser Co.
5.95%, 11/1/2008	4,264	4,567
Capital Goods (3.3%)
Boeing Capital Corp.
5.65%, 5/15/2006	3,482	3,592
5.75%, 2/15/2007	9,000	9,408
4.75%, 8/25/2008	10,470	10,817
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	12,800	12,831
2.70%, 7/15/2008	11,800	11,387
Caterpillar, Inc.
9.00%, 4/15/2006	3,000	3,215
6.55%, 5/1/2011	5,000	5,610
6.625%, 7/15/2028	6,000	6,940
6.95%, 5/1/2042	15,000	18,217
Deere&Co
7.85%, 5/15/2010	6,000	7,044
General Dynamics Corp.
3.00%, 5/15/2008	11,400	11,131
4.25%, 5/15/2013	41,100	40,237
Goodrich Corp.
6.80%, 2/1/2018	7,135	7,939
7.00%, 4/15/2038	5,250	5,996
Illinois Tool Works, Inc.
5.75%, 3/1/2009	25,000	26,802
John Deere Capital Corp.
3.125%, 12/15/2005	4,800	4,800
4.50%, 8/22/2007	10,000	10,235
7.00%, 3/15/2012	25,000	28,862
Minnesota Mining&Manufacturing Corp.
6.375%, 2/15/2028	25,000	28,062
Tenneco Packaging
8.125%, 6/15/2017	20,000	24,759
The Boeing Co.
6.625%, 2/15/2038	20,950	23,289
Tyco International Group SA
6.00%, 11/15/2013	20,800	22,545
United Technologies Corp.
7.125%, 11/15/2010	25,000	28,641
6.35%, 3/1/2011	5,000	5,560
Communications (3.9%)
BellSouth Corp.
6.00%, 10/15/2011	31,000	33,737
6.00%, 11/15/2034	34,000	34,533
Chesapeake&Potomac Telephone Co.
7.875%, 1/15/2022	16,000	18,743
Comcast Cable Communications, Inc.
6.20%, 11/15/2008	5,250	5,660
6.75%, 1/30/2011	10,000	11,210
GTE California Inc.
6.70%, 9/1/2009	25,000	27,390
GTE Southwest, Inc.
6.00%, 1/15/2006	10,000	10,273
Gannett Co., Inc.
6.375%, 4/1/2012	25,000	27,827
Michigan Bell Telephone Co.
7.85%, 1/15/2022	25,000	30,110
New Jersey Bell Telephone Co.
8.00%, 6/1/2022	14,585	17,659
New York Times Co.
5.35%, 4/16/2007	10,000	10,368
News America Inc.
(2)5.30%, 12/15/2014	5,000	5,037
(2)6.20%, 12/15/2034	11,000	11,078
SBC Communications, Inc.
6.25%, 3/15/2011	15,500	16,974
Sprint Capital Corp.
8.75%, 3/15/2032	25,200	33,685
Tribune Co.
6.875%, 11/1/2006	20,000	21,164
Univision Communications, Inc.
3.50%, 10/15/2007	10,000	9,887
Verizon Global Funding Corp.
4.375%, 6/1/2013	14,500	14,103
Verizon Virginia Inc.
4.625%, 3/15/2013	10,800	10,548
Verizon Wireless Capital
5.375%, 12/15/2006	10,000	10,352
Vodafone Group PLC
5.375%, 1/30/2015	11,250	11,685
Washington Post Co.
5.50%, 2/15/2009	50,000	52,884
Consumer Cyclicals (2.5%)
CVS Corp.
4.875%, 9/15/2014	12,000	11,954
General Motors Acceptance Corp.
6.75%, 1/15/2006	10,000	10,259
4.50%, 7/15/2006	13,000	13,022
7.75%, 1/19/2010	15,000	16,097
General Motors Corp.
6.375%, 5/1/2008	5,000	5,174
Home Depot Inc.
(2)3.75%, 9/15/2009	12,000	11,880
Lowe's Cos., Inc.
7.50%, 12/15/2005	30,960	32,240
McDonald's Corp.
5.75%, 3/1/2012	10,000	10,679
Target Corp.
5.875%, 3/1/2012	31,000	33,791
The Walt Disney Co.
6.75%, 3/30/2006	25,000	26,030
Time Warner, Inc.
6.125%, 4/15/2006	5,800	6,000
6.875%, 5/1/2012	10,000	11,364
Viacom International Inc.
6.40%, 1/30/2006	18,000	18,603
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	10,000	10,230
6.875%, 8/10/2009	50,000	56,126
Consumer Noncyclicals (7.0%)
Abbott Laboratories
5.625%, 7/1/2006	20,000	20,698
4.35%, 3/15/2014	20,000	19,607
Anheuser-Busch Cos., Inc.
6.00%, 4/15/2011	31,125	34,110
7.50%, 3/15/2012	5,000	5,949
Archer-Daniels-Midland Co.
8.875%, 4/15/2011	5,325	6,621
7.125%, 3/1/2013	6,200	7,206
5.935%, 10/1/2032	5,000	5,280
Becton, Dickinson&Co
4.55%, 4/15/2013	25,900	25,592
Bestfoods
6.625%, 4/15/2028	25,000	28,567
Bristol-Myers Squibb Co.
4.75%, 10/1/2006	45,000	46,013
CIGNA Corp.
7.00%, 1/15/2011	4,900	5,367
CPC International, Inc.
6.15%, 1/15/2006	3,085	3,177
Clorox Co.
(2)4.20%, 1/15/2010	14,535	14,596
Coca-Cola Enterprises Inc.
5.25%, 5/15/2007	5,000	5,194
5.75%, 11/1/2008	25,000	26,695
Diageo Capital PLC
3.50%, 11/19/2007	10,400	10,379
3.375%, 3/20/2008	22,700	22,475
Eli Lilly&Co
5.50%, 7/15/2006	25,000	25,877
6.00%, 3/15/2012	10,000	10,955
General Mills, Inc.
5.125%, 2/15/2007	25,000	25,771
Gillette Co.
5.75%, 10/15/2005	20,000	20,422
4.125%, 8/30/2007	5,000	5,075
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	16,055	15,932
Hershey Foods Corp.
6.95%, 3/1/2007	13,000	13,947
Johnson&Johnson
3.80%, 5/15/2013	19,895	18,967
6.73%, 11/15/2023	15,000	17,622
Kellogg Co.
6.00%, 4/1/2006	15,000	15,501
Kimberly-Clark Corp.
6.25%, 7/15/2018	25,000	27,800
Kraft Foods, Inc.
4.625%, 11/1/2006	10,000	10,203
5.625%, 11/1/2011	22,625	23,935
Pepsi Bottling Holdings Inc.
(2)5.625%, 2/17/2009	4,030	4,285
Pepsico, Inc.
3.20%, 5/15/2007	18,000	18,001
Pfizer, Inc.
5.625%, 2/1/2006	25,000	25,665
4.50%, 2/15/2014	12,000	11,872
Procter&Gamble Co.
4.75%, 6/15/2007	20,000	20,611
4.30%, 8/15/2008	13,000	13,281
6.45%, 1/15/2026	25,000	28,285
Procter&Gamble Co. ESOP
(1)9.36%, 1/1/2021	25,000	33,617
Schering-Plough Corp.
5.55%, 12/1/2013	16,985	17,768
6.75%, 12/1/2033	23,000	25,948
The Coca-Cola Co.
5.75%, 3/15/2011	45,000	48,633
Energy (2.5%)
Amoco Corp.
6.50%, 8/1/2007	5,000	5,351
Anadarko Petroleum Corp.
3.25%, 5/1/2008	10,800	10,614
BP Capital Markets America
4.20%, 6/15/2018	6,300	5,826
Burlington Resources, Inc.
6.50%, 12/1/2011	25,000	27,868
ChevronTexaco Capital Co.
3.50%, 9/17/2007	22,000	22,042
Conoco Funding Co.
5.45%, 10/15/2006	12,800	13,258
6.35%, 4/15/2009	10,500	11,476
ConocoPhillips
3.625%, 10/15/2007	22,000	22,029
Devon Financing Corp.
7.875%, 9/30/2031	15,000	18,893
Encana Corp.
6.50%, 8/15/2034	15,000	16,528
Halliburton Co.
5.50%, 10/15/2010	15,400	16,233
Phillips Petroleum Co.
7.00%, 3/30/2029	11,500	13,438
Suncor Energy, Inc.
5.95%, 12/1/2034	28,000	28,683
Texaco Capital, Inc.
8.625%, 4/1/2032	25,000	36,396
Valero Energy Corp.
7.50%, 4/15/2032	16,600	19,953
Technology (0.7%)
Hewlett-Packard Co.
3.375%, 12/15/2005	12,000	12,034
3.625%, 3/15/2008	10,800	10,777
International Business Machines Corp.
4.25%, 9/15/2009	5,000	5,073
4.75%, 11/29/2012	5,000	5,097
7.00%, 10/30/2025	25,000	29,518
Pitney Bowes, Inc.
4.75%, 5/15/2018	10,000	9,697
Transportation (0.4%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/2005	12,500	12,872
CSX Corp.
6.75%, 3/15/2011	4,820	5,342
5.30%, 2/15/2014	12,640	12,892
Norfolk Southern Corp.
6.20%, 4/15/2009	15,000	16,148
Industrial Other (0.3%)
Eaton Corp.
5.75%, 7/15/2012	15,600	16,685
6.50%, 6/1/2025	10,000	11,247
Stanley Works
3.50%, 11/1/2007	5,000	4,978

		2,578,302

Utilities (5.4%)
Electric (5.1%)
Alabama Power Co.
2.65%, 2/15/2006	8,645	8,590
Boston Edison Co.
4.875%, 10/15/2012	20,800	21,204
Commonwealth Edison Co.
6.15%, 3/15/2012	20,000	21,874
Consolidated Edison, Inc.
5.625%, 7/1/2012	16,205	17,148
4.875%, 2/1/2013	9,700	9,797
3.85%, 6/15/2013	6,000	5,698
Duke Energy Corp.
6.25%, 1/15/2012	20,000	21,745
Exelon Corp.
6.75%, 5/1/2011	17,500	19,518
Florida Power&Light Co.
6.65%, 7/15/2011	25,000	27,825
4.85%, 2/1/2013	12,000	12,262
5.625%, 4/1/2034	5,000	5,144
Georgia Power Co.
4.875%, 7/15/2007	25,000	25,719
5.125%, 11/15/2012	5,000	5,130
Kentucky Utilities Co.
7.92%, 5/15/2007	5,000	5,385
National Rural Utilities Cooperative Finance Corp.
7.25%, 3/1/2012	40,000	46,150
4.75%, 3/1/2014	12,000	12,022
Oklahoma Gas&Electric Co.
6.50%, 4/15/2028	10,000	10,850
Oncor Electric Delivery Co.
6.375%, 5/1/2012	20,000	22,022
PECO Energy Co.
4.75%, 10/1/2012	12,000	12,135
PacifiCorp
6.625%, 6/1/2007	10,000	10,645
Progress Energy, Inc.
6.85%, 4/15/2012	11,800	13,159
SCANA Corp.
6.875%, 5/15/2011	25,000	28,069
6.25%, 2/1/2012	28,930	31,648
Southern California Edison Co.
5.00%, 1/15/2014	11,800	11,950
Southwestern Public Service Co.
5.125%, 11/1/2006	35,115	36,040
TXU Energy Co.
7.00%, 3/15/2013	20,000	22,341
United Electric Distribution
(2)4.70%, 4/15/2011	3,875	3,891
Virginia Electric&Power Co.
5.375%, 2/1/2007	45,500	47,122
4.75%, 3/1/2013	16,350	16,377
Wisconsin Power&Light Co.
5.70%, 10/15/2008	12,650	13,372
Wisconsin Public Service
6.125%, 8/1/2011	8,000	8,760
Natural Gas (0.3%)
KeySpan Corp.
6.15%, 6/1/2006	35,000	36,464

		590,056

TOTAL CORPORATE BONDS
(Cost $5,650,381)		5,885,746

SOVEREIGN BONDS (U.S. Dollar Denominated) (5.1%)

African Development Bank
3.75%, 1/15/2010	6,400	6,378
Asian Development Bank
4.50%, 9/4/2012	40,000	40,688
BK Nederlandse Gemeenten
6.00%, 3/26/2012	50,000	55,154
European Investment Bank
4.625%, 5/15/2014	54,000	55,112
Export Development Canada
2.75%, 12/12/2005	24,000	23,941
Inter-American Development Bank
3.375%, 3/17/2008	30,000	29,964
International Bank for Reconstruction&Development
4.125%, 6/24/2009	11,800	11,998
3.625%, 5/21/2013	22,750	22,109
Kingdom of Spain
(2)3.375%, 10/28/2009	15,000	14,762
Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	60,000	59,950
Province of British Columbia
5.375%, 10/29/2008	9,500	10,082
Province of Manitoba
2.75%, 1/17/2006	4,750	4,734
4.25%, 11/20/2006	25,000	25,467
Province of New Brunswick
3.50%, 10/23/2007	4,600	4,590
Province of Ontario
6.00%, 2/21/2006	25,000	25,829
5.125%, 7/17/2012	25,000	26,276
Province of Quebec
6.125%, 1/22/2011	19,500	21,481
Quebec Hydro Electric
6.30%, 5/11/2011	50,000	55,783
Republic of Finland
4.75%, 3/6/2007	6,000	6,182
Republic of Italy
2.75%, 12/15/2006	14,450	14,312
5.625%, 6/15/2012	40,000	43,338

TOTAL SOVEREIGN BONDS
(Cost $547,588)		558,130

TAXABLE MUNICIPAL BONDS (0.6%)

Illinois (Taxable Pension) GO
4.95%, 6/1/2023	9,675	9,385
5.10%, 6/1/2033	52,000	50,205
Wisconsin Public Service Rev
5.70%, 5/1/2026	9,000	9,468

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $68,293)		69,058

	Shares

COMMON STOCKS (38.6%)

Auto&Transportation (0.8%)
General Motors Corp.	2,247,900	90,051
Consumer Discretionary (0.7%)
Kimberly-Clark Corp.	1,105,900	72,779

Consumer Staples (2.3%)
Kellogg Co.	1,940,400	86,658
Altria Group, Inc.	1,020,200	62,334
General Mills, Inc.	981,800	48,805
H.J. Heinz Co.	1,244,900	48,539

		246,336

Financial Services (12.3%)
Bank of America Corp.	4,570,400	214,763
Citigroup, Inc.	4,355,100	209,829
SunTrust Banks, Inc.	1,673,200	123,616
National City Corp.	2,923,100	109,762
XL Capital Ltd. Class A	1,347,600	104,641
PNC Financial Services Group	1,731,200	99,440
JPMorgan Chase&Co	2,407,300	93,909
Wells Fargo&Co	979,200	60,857
Regency Centers Corp. REIT	1,095,900	60,713
Wachovia Corp.	842,200	44,300
The Chubb Corp.	561,500	43,179
U.S. Bancorp	1,365,000	42,752
Comerica, Inc.	634,600	38,723
First Horizon National Corp.	886,700	38,226
Washington Mutual, Inc.	680,500	28,772
Fannie Mae	306,500	21,826
General Growth Properties Inc. REIT	278,410	10,067

		1,345,375

Health Care (2.1%)
Wyeth	2,426,100	103,328
Abbott Laboratories	1,467,900	68,477
Baxter International, Inc.	1,185,800	40,958
Pfizer Inc.	409,100	11,001

		223,764

Integrated Oils (5.5%)
ExxonMobil Corp.	4,400,426	225,566
ConocoPhillips Co.	1,596,800	138,650
BP PLC ADR	1,543,608	90,147
Shell Transport&Trading Co. ADR	1,710,500	87,920
Royal Dutch Petroleum Co. ADR	684,900	39,300
ChevronTexaco Corp.	400,800	21,046

		602,629

Materials&Processing (3.9%)
E.I. du Pont de Nemours&Co	2,487,000	121,987
Dow Chemical Co.	2,151,900	106,541
PPG Industries, Inc.	1,084,900	73,947
Weyerhaeuser Co.	1,006,800	67,677
Air Products&Chemicals, Inc.	700,100	40,585
Alcoa Inc.	400,000	12,568

		423,305

Producer Durables (2.6%)
Caterpillar, Inc.	1,629,400	158,883
Emerson Electric Co.	1,733,200	121,497

		280,380

Technology (0.5%)
Rockwell Automation, Inc.	1,002,500	49,674

Utilities (7.9%)
FPL Group, Inc.	2,004,900	149,866
SBC Communications Inc.	5,003,800	128,948
Verizon Communications Inc.	2,431,500	98,500
BellSouth Corp.	3,319,900	92,260
Dominion Resources, Inc.	1,272,000	86,165
Exelon Corp.	1,908,400	84,103
Entergy Corp.	742,800	50,206
Puget Energy, Inc.	1,754,400	43,334
Progress Energy, Inc.	889,900	40,259
SCANA Corp.	1,021,600	40,251
Questar Corp.	679,200	34,612
Public Service Enterprise Group, Inc.	200,000	10,354

		858,858

TOTAL COMMON STOCKS
(Cost $3,217,587)		4,193,151

TEMPORARY CASH INVESTMENTS (1.2%)

Money Market Fund (0.5%)
Vanguard Market Liquidity Fund, 2.26%**	53,211,420	53,211

	Face
	Amount
	(000)

Repurchase Agreement (0.7%)
JPMorgan Securities Inc.
2.28%, 01/03/2005	$ 75,600	75,600
(Dated 12/31/2004,
Repurchase Value $75,614,000
Collateralized by Federal National Mortgage Assn. Adjustable Rate
4.46%-4.54%, 02/01/2034-12/01/2034)

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $128,811)		128,811

TOTAL INVESTMENTS (99.8%)
(Cost $9,647,962)		10,869,326

OTHER ASSETS AND LIABILITIES-NET (0.2%)		27,126
NET ASSETS (100%)		10,896,452

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $279,789,000, representing 2.6% of net assets.

(3)Adjustable-rate note.

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust.

GO— General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2004, the cost of investment securities for tax purposes was $9,647,962,000. Net unrealized apreciation of investment securities for tax purposes was $1,221,364,000, consisting of unrealized gains of $1,260,846,000 on securities that had risen in value since their purchase and $39,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Wellesley Income Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Wellesley Income Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Wellesley Income Fund

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.